Label	Element	Value
Minimum [Member]
Lease, Rent Escalation Percent	adc_LeaseRentEscalationPercent	2.00%
Maximum [Member]
Lease, Rent Escalation Percent	adc_LeaseRentEscalationPercent	4.00%